Related Party Transactions - Schedule of Service Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Service costs	$ 346,834	$ 414,604	$ 365,276
Ad Hu [Member]
Related Party Transactions [Line Items]
Service costs	344,946	406,433	322,906
AccuHit [Member]
Related Party Transactions [Line Items]
Service costs	$ 1,888	$ 8,171	$ 42,370